Equity share capital and share premium - Ordinary shares (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands			12 Months Ended
	Jun. 26, 2018 USD ($) ₨ / $ $ / shares shares	Jun. 26, 2018 INR (₨)	Mar. 31, 2019 USD ($) ₨ / $ $ / shares shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2019 ₨ / $ ₨ / shares shares	Jun. 26, 2018 ₨ / $ ₨ / shares shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 ₨ / shares
Share capital and share premium
Balance at beginning of the year				₨ (225,279)	₨ 3,189,569	₨ 441,058
Exercise of options				51	8,340	11,969
Transaction with equity shareholders					(112,406)
Issue of ordinary shares in follow-on public offering, net of issuance costs			$ 51,527	3,563,630	5,801	1,675,773
Capital transaction involving the issuance of shares pursuant to business combination (Refer to note 43)						6,474,133
Balance at end of the year			$ 34,401	2,379,170	₨ (225,279)	3,189,569
Aggregate price of the offering amount	$ 56,925	₨ 3,888,547
Expenses incurred for issuance of shares	4,757	324,967		₨ 104,334		₨ 81,339
Underwriters' commission expense	$ 3,190	220,633
Foreign exchange rate as of the end of the reporting period | ₨ / $	68.31		69.16				69.16	68.31
Ordinary shares
Number of shares
Balance at beginning of the year | shares			34,647,810	34,647,810	33,828,856
Exercise of option (Restricted stock units and share-based payments | shares			635,455	635,455	818,954
Balance at end of the year | shares			45,633,265	45,633,265	34,647,810	33,828,856
Share capital and share premium
Par value | (per share)			$ 0.0001				₨ 0.006		$ 0.0001	₨ 0.006
Votes per share held			one vote	one vote
Ordinary shares | Share capital
Share capital and share premium
Balance at beginning of the year				₨ 638	₨ 633	₨ 27
Exercise of options				4	5	1
Capital transaction involving the issuance of shares pursuant to business combination (Refer to note 43)						48
Preference shares converted into ordinary shares						538
Balance at end of the year				713	638	633
Ordinary shares | Share premium
Share capital and share premium
Balance at beginning of the year				14,962,615	14,438,936	121,203
Exercise of options				357,981	636,085	24,502
Transaction with equity shareholders					(112,406)
Capital transaction involving the issuance of shares pursuant to business combination (Refer to note 43)						6,474,085
Preference shares converted into ordinary shares						6,179,226
Balance at end of the year				18,884,105	₨ 14,962,615	14,438,936
Expenses incurred for issuance of shares				104,334		₨ 81,339
Follow on public offering
Share capital and share premium
Issue of ordinary shares in follow-on public offering, net of issuance costs	$ 52,168	₨ 3,563,580
Follow on public offering | Ordinary shares
Number of shares
Issue of ordinary shares in follow-on public offering, net of issuance costs | shares			10,350,000				10,350,000
Follow on public offering | Ordinary shares | Share capital
Share capital and share premium
Issue of ordinary shares in follow-on public offering, net of issuance costs				71
Follow on public offering | Ordinary shares | Share premium
Share capital and share premium
Issue of ordinary shares in follow-on public offering, net of issuance costs				₨ 3,563,509
Underwriter
Number of shares
Issue of ordinary shares in follow-on public offering, net of issuance costs | shares	1,350,000							1,350,000
Share capital and share premium
Par value | (per share)	$ 5.50							₨ 375.71